Financial Assets and Financial Liabilities - Schedule of Trade and Other Payables (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Trade and Other Payables [Line Items]
Trade and other payables, Current	$ 10,531,800	$ 9,340,993	$ 10,856,793
Trade and other payables, Non- current
Trade and other payables, Total	10,531,800	9,340,993	8,853,603
Trade payables [Member]
Schedule of Trade and Other Payables [Line Items]
Trade and other payables, Current	5,466,476	6,347,397	6,434,524
Trade and other payables, Non- current
Trade and other payables, Total	5,466,476	6,347,397	6,434,524
Amounts due to employees [Member]
Schedule of Trade and Other Payables [Line Items]
Trade and other payables, Current			490,335
Trade and other payables, Non- current
Trade and other payables, Total			490,335
Accrued expenses [Member]
Schedule of Trade and Other Payables [Line Items]
Trade and other payables, Current	4,836,856	2,750,662	1,680,442
Trade and other payables, Non- current
Trade and other payables, Total	4,836,856	2,750,662	1,680,442
Other payables [Member]
Schedule of Trade and Other Payables [Line Items]
Trade and other payables, Current	228,468	242,934	248,302
Trade and other payables, Non- current
Trade and other payables, Total	228,468	242,934	248,302
R&D advance [Member]
Schedule of Trade and Other Payables [Line Items]
Trade and other payables, Current			2,003,190
Trade and other payables, Non- current
Trade and other payables, Total